Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Lease receivables (undiscounted)	¥ 1,913,852	¥ 2,193,360
Adjustments:
Discounted unguaranteed residual value	15,435	15,515
Initial direct cost on sales type and direct financing leases	27,869	29,562
Deferred selling profit	(313,784)	(364,206)
Net investment in sales type and direct financing leases	¥ 1,643,372	¥ 1,874,231